RECENTLY ISSUED ACCOUNTING STANDARDS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncement, Early Adoption [Line Items]
Debt Issuance Costs, Net	$ 42,154	$ 26,801
Effect of Early Adoption
New Accounting Pronouncement, Early Adoption [Line Items]
Debt Issuance Costs, Net	$ 42,200	$ 26,800